Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents.
Schedule of cash and cash equivalents

	December 31,
	2021	2020
Bank balances	129,972	146,854
Call deposits	67,658	—
	197,630	146,854